Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Jun. 30, 2025
Financial Risk Management Objectives and Policies [Abstract]
Schedule of Foreign Currency Risk

The group’s exposure to foreign currency risk at the end of the reporting period, expressed in Australian dollars, was as follows:

	2025			2024
	USD A$	CAD A$	HKD A$	USD A$	CAD A$	HKD A$
Cash and cash equivalents	1,078,285	15,680	-	2,721,574	13,453	-
Trade receivables	77,660	60,631	-	36,297	88,459	-
Trade payables	93,240	36,101	24,692	250,865	42,047	18,308
Total exposure	1,249,185	112,412	24,692	3,008,736	143,959	18,308

Schedule of Exchange Rates
	Impact on loss for the period		Impact on other components of equity
	2025 A$	2024 A$	2025 A$	2024 A$
USD/AUD exchange rate – change by 4.6% (2024: 4.8%)	57,463	144,419	5,178	5,495

*	Holding all other variables constant

Schedule of Loss Allowance

On that basis, the loss allowance as at June 30, 2025 was determined as follows for trade receivables:

	Days past due
30 June 2025	Current A$	1-30 A$	31-60 A$	61-90 A$	91-120 A$	121+ A$	Total A$
Expected credit loss rate[1]	1.80%	4.17%	9.09%	19.34%	24.55%	33.15%
Gross carrying amount[1]	599,670	157,576	26,162	(9,559)	-	53,009	826,857
Loss allowance	10,789	6,575	2,379	(1,849)	-	17,572	35,466

1.	Trade receivables balance of $826,857 represents 11.35% of $7,287,002 revenue from contracts with customers of the current fiscal year. Based on the expected credit losses assessment and review of individual accounts, $35,466 was provided for. Subsequent to 30 June 2025, above 87% of the trade receivables balance has since been received in cash.

On that basis, the loss allowance as at June 30, 2024 was determined as follows for trade receivables:

	Days past due
30 June 2024	Current A$	1-30 A$	31-60 A$	61-90 A$	91-120 A$	121+ A$	Total A$
Expected credit loss rate[1]	0.23%	1.80%	0.00%	5.83%	16.15%	50.90%
Gross carrying amount[1]	463,334	75,725	8,458	4,183	42,631	13,105	607,436
Loss allowance	1,073	1,361	-	244	6,885	6,670	16,233

1.	Trade receivables balance of $607,436 represents 12.39% of $4,902,865 revenue from contracts with customers of the current fiscal year. Based on the expected credit losses assessment and review of individual accounts, $16,233 was provided for. Subsequent to 30 June 2024, above 90% of the trade receivables balance has since been received in cash.

Schedule of Contractual Discounted Cash Flows	The amounts disclosed in the table are the contractual undiscounted cash flows.
Contractual maturities	Less than 6 months	6 - 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	Carrying amount (assets)/ liabilities
of financial liabilities	A$	A$	A$	A$	A$	A$	A$
At 30 June 2025
Trade and other payables	1,529,435	-	-	-	-	1,529,435	1,529,435
Lease liabilities	24,725	24,725	49,449	24,725	-	123,624	123,624
Total	1,554,160	24,725	49,449	24,725	-	1,653,059	1,653,059
At 30 June 2024
Trade and other payables	2,135,852	-	-	-	-	2,135,852	2,135,852
Lease liabilities	24,122	24,725	49,449	74,174	-	172,470	172,470
Total	2,159,974	24,725	49,449	74,174	-	2,308,322	2,308,322